Related Party Transactions - Additional Information (Detail) (Convertible Debt) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY
Related Party Transaction [Line Items]
Amounts due from related parties	$ 48,136	302,524